Investments in Equity Securities and Obligations to Deliver Securities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Investments in Equity Securities and Obligations to Deliver Securities [Line Items]
Number of equity shares acquired to cover the short position	100,000
Purchase of securities to cover short position	$ 1,800,000
Investment in equity securities		$ 0	$ 0
Other Income [Member]
Investments in Equity Securities and Obligations to Deliver Securities [Line Items]
Realized loss on investments to cover short position	$ (193,000)